Stockholders' Equity - Additional Information (Detail) - USD ($)		1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	May 11, 2016	Apr. 30, 2020	Mar. 31, 2020	Feb. 28, 2019	Jan. 31, 2019	Aug. 31, 2018	Mar. 31, 2018	Jan. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Jun. 30, 2018	Aug. 31, 2017	Apr. 30, 2014
Class of Stock [Line Items]
Net proceeds from initial public offering of common stock														$ 37,960,000
Stock options granted															0
Stock-based compensation expense											$ 1,291,000	$ 2,013,000	$ 3,367,000	$ 2,776,000
Relative Total Share Return Units [Member]
Class of Stock [Line Items]
Weighted-average fair value of restricted stock units granted													$ 6.62
Performance Goal Milestone Units [Member]
Class of Stock [Line Items]
Weighted-average fair value of all stock options granted													$ 10.35
2018 New Hire Inducement Stock Option Award [Member]
Class of Stock [Line Items]
Issuance of common stock								50,000
Shares issued price per share								$ 12.02
2019 New Hire Inducement Stock Option Award [Member]
Class of Stock [Line Items]
Issuance of common stock				40,000
Shares issued price per share				$ 10.39
Performance-Based Restricted Stock Units [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Description											In January 2019, the Company issued performance-based RSUs to senior management under the Amended and Restated 2015 Plan that represented shares potentially issuable in the future subject to the satisfaction of certain performance milestones as well as a service condition.		In January 2019, the Company issued RSUs to senior management under the 2015 Plan that represent shares potentially issuable in the future subject to the satisfaction of certain performance milestones as well as a service condition
Share-based Compensation Arrangement by Share-based Payment Award, Award, Vesting Description											The vesting of 50% of the performance-based RSUs was based upon the Company’s performance relative to a peer group over a two-year performance period, from January 1, 2019 through December 31, 2020, measured by the Company’s relative total shareholder return. The vesting of 25% of the performance-based RSUs was based on the achievement of a performance goal milestone as of December 31, 2019 and the vesting of the remaining 25% of the performance-based RSUs was based upon the achievement of a performance goal milestone as of December 31, 2020.		The vesting of 50% of the RSUs is based upon the Company’s performance relative to a peer group over a two-year performance period, from January 1, 2019 through December 31, 2020, measured by the Company’s relative total shareholder return. The vesting of 25% of the RSUs is based on the achievement of a performance goal milestone as of December 31, 2019 and the vesting of the remaining 25% of the RSUs is based upon the achievement of a performance goal milestone as of December 31, 2020.
Share based compensation, milestone base goals and shares returned													46,450
Reversal of stock-based compensation expense upon non-achievement of clinical milestone													$ 100,000
Stock-based compensation expense											$ 300,000		300,000
Reduction in stock-based compensation													$ 200,000
Cancellation of shares			139,350								164,350		64,350
RSUs issued											559,000		203,700
Weighted-average fair value of restricted stock units granted											$ 1.41		$ 8.49
Performance-Based Restricted Stock Units [Member] | Senior Management [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Description		In April 2020, the Company issued 360,000 performance-based RSUs to senior management under the Amended and Restated 2015 Plan that represented shares potentially issuable in the future subject to the satisfaction of certain performance milestones.
Share-based Compensation Arrangement by Share-based Payment Award, Award, Vesting Description		The vesting of 50% of the performance-based RSUs is based on the achievement of a performance goal milestone as of December 31, 2020 and the vesting of the remaining 50% of the performance-based RSUs is based upon the achievement of a performance goal milestone as of December 31, 2021. For the three and six months ended June 30, 2020, the Company recognized approximately $44,000 expense related to the performance-based RSUs.
Performance-Based Restricted Stock Units [Member] | Performance Relative to a Peer Group over a Two-year Performance Period, from January 1, 2019 through December 31, 2020 [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting percentage					50.00%
Performance-Based Restricted Stock Units [Member] | Achievement of a Performance Goal Milestone as of December 31, 2019 [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting percentage					25.00%
Reversal of stock-based compensation expense upon non-achievement of clinical milestone													$ 300,000
Performance-Based Restricted Stock Units [Member] | Achievement of a Performance Goal Milestone as of December 31, 2020 [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting percentage					25.00%
Reversal of stock-based compensation expense upon non-achievement of clinical milestone													$ 100,000
Performance-Based Restricted Stock Units [Member] | Achievement of a Performance Goal Milestone as of December 31, 2020 [Member] | Senior Management [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting percentage		50.00%
Performance-Based Restricted Stock Units [Member] | Achievement of a Performance Goal Milestone as of December 31, 2021 [Member] | Senior Management [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting percentage		50.00%
Stock-based compensation expense									$ 44,000		$ 44,000
RSUs issued		360,000
Time-Based Restricted Stock Units [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Description											The vesting for the time-based RSUs is 50% after one-year from the grant date and the remaining 50% as of December 31, 2021.
Stock-based compensation expense									$ 32,000		$ 43,000
RSUs issued			199,000
Weighted-average fair value of restricted stock units granted									$ 1.41		$ 1.41
Time-Based Restricted Stock Units [Member] | Achievement of a Performance Goal Milestone as of December 31, 2021 [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting percentage											50.00%
Time-Based Restricted Stock Units [Member] | Vesting After One-Year from Grant Date
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting percentage											50.00%
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock														3,246,079
2014 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Number of authorized shares of common stock to be issued																		750,000
Number of shares remain available for grant	0
Weighted-average remaining contractual life											6 years 7 months 6 days		7 years 2 months 12 days
Weighted-average fair value of all stock options granted											$ 0.99		$ 6.74
2014 Stock Incentive Plan [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued price per share									$ 1.47		$ 1.47		$ 1.58	$ 10.39
2015 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Number of authorized shares of common stock to be issued									2,816,863		2,816,863					1,666,863
Number of shares remain available for grant									1,216,176		1,216,176		348,673
Number of shares common stock reserved for issuance, increase							800,000				1,150,000
Expiry date of stock options awarded	10 years
2014 and 2015 Stock Incentive Plans [Member]
Class of Stock [Line Items]
Number of authorized shares of common stock to be issued							2,300,000		3,450,000		3,450,000
Stock options granted											270,000		395,500	311,000
Fair value of stock options vested											$ 1,500,000		$ 2,700,000
Unrecognized stock-based compensation expense									$ 2,400,000		$ 2,400,000		$ 4,100,000
Weighted-average remaining vesting period											2 years 2 months 12 days		2 years 5 months 19 days
2014 and 2015 Stock Incentive Plans [Member] | Performance-Based Restricted Stock Units [Member]
Class of Stock [Line Items]
Unrecognized stock-based compensation expense													$ 300,000
Weighted-average remaining vesting period													1 year
2014 and 2015 Stock Incentive Plans [Member] | Time-Based Restricted Stock Units [Member]
Class of Stock [Line Items]
Unrecognized stock-based compensation expense									$ 500,000		$ 500,000
Weighted-average remaining vesting period											1 year 6 months
Maximum [Member] | 2015 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares remain available for grant	116,863
Sales Agreement [Member] | Cantor Fitzgerald & Co. [Member]
Class of Stock [Line Items]
Sales commission percentage on common stock																	3.00%
Issuance of common stock									649,095	600	690,895	600	600	217,329
Weighted average selling price per share									$ 1.32	$ 10.03	$ 1.32	$ 10.03	$ 10.03	$ 15.42
Net proceeds from initial public offering of common stock									$ 800,000		$ 800,000			$ 3,200,000
Sales Agreement [Member] | Cantor Fitzgerald & Co. [Member] | Maximum [Member]
Class of Stock [Line Items]
Aggregate offering price																	$ 50,000,000.0
Public Offering [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock						3,246,079
Exercise of an option to purchase additional shares granted to underwriters in connection with offering						246,079
Net proceeds from initial public offering of common stock						$ 38,000,000.0
Shares issued price per share						$ 12.50